Offerings	Jun. 25, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 79,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,197.48
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 79,700,000.00
Amount of Registration Fee	$ 0.00